GUARANTOR FINANCIAL STATEMENTS (Condensed Consolidating Comprehensive (Loss) Income Statement) (Details) - USD ($) $ in Millions	3 Months Ended																7 Months Ended	12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Comprehensive (Loss) Income Statements [Line Items]
Revenues	$ 3,516	[1]	$ 3,382	[1]	$ 3,938	[1]	$ 3,771	[1]	$ 4,869	[2]	$ 5,317	[2]	$ 5,136	[2]	$ 4,679	[2]		$ 14,607	[1],[3]	$ 20,001	[2],[3]	$ 19,331	[3]
Total costs and expenses																		28,119		20,299		14,511
Operating (loss) income	(4,097)	[4],[5],[6]	(3,964)	[4],[5],[6]	(2,421)	[4],[5],[6]	(3,030)	[4],[5],[6]	(3,394)	[7],[8]	1,033	[7],[8]	1,042		1,021			(13,512)	[4],[5],[6]	(298)	[7],[8]	4,820
Interest expense, net																		(617)		(606)		(501)
Net gain (loss) on early extinguishment of debt																		0		73		(35)
Gain on investment in McMoRan Exploration Co. (MMR)																		0		0		128
Other income (expense), net																		1		31		(22)
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings																		(14,128)		(800)		4,390
Benefit from (provision for) income taxes																		1,951		(225)	[9],[10]	(1,340)	[11]
Equity in affiliated companies’ net earnings (losses)																		(3)		3		3
Net (loss) income from continuing operations	(4,090)		(3,815)		(1,828)	[12]	(2,447)		(2,803)	[13],[14]	634	[13],[14]	582	[13],[14]	565			(12,180)	[12]	(1,022)	[13],[14]	3,053
Net income (loss) from discontinued operations	(4)	[5]	25		29		41		68		70		78		61			91	[15]	277		388
Net (loss) income	(4,094)		(3,790)		(1,799)		(2,406)		(2,735)		704		660		626			(12,089)		(745)		3,441
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	24		(24)		(26)		(42)		(79)		(104)		(133)		(82)			(68)		(398)		(598)
Discontinued operations	(11)		(16)		(26)		(26)		(38)		(48)		(45)		(34)			(79)		(165)		(185)
Net (loss) income attributable to common stockholders	(4,081)	[2],[7],[8],[13],[14]	(3,830)	[2],[7],[8],[13],[14]	(1,851)	[2],[7],[8],[12],[13],[14]	(2,474)		(2,852)	[2],[7],[8],[13],[14]	552	[2],[7],[8],[13],[14]	$ 482	[2],[13],[14]	$ 510	[2]		(12,236)	[2],[7],[8],[12],[13],[14]	(1,308)	[2],[7],[8],[13],[14]	2,658
Other comprehensive income (loss)																		41		(139)		101
Total comprehensive (loss) income attributable to common stockholders																		(12,195)		(1,447)		2,759
Impairment of oil and gas properties	$ 3,700		$ 3,700		$ 2,700		$ 3,100		$ 3,400		$ 308						$ 0	13,144		3,737		0
Impairment of Oil and Gas Properties and Goodwill																		13,144		5,454		0
Cost of Goods Sold																		27,415		18,494		13,632
FCX Issuer [Member]
Condensed Comprehensive (Loss) Income Statements [Line Items]
Revenues																		0		0		0
Total costs and expenses																		60		59		134
Operating (loss) income																		(60)		(59)		(134)
Interest expense, net																		(489)		(382)		(319)
Net gain (loss) on early extinguishment of debt																				(5)		(45)
Gain on investment in McMoRan Exploration Co. (MMR)																						128
Other income (expense), net																		225		72		61
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings																		(324)		(374)		(309)
Benefit from (provision for) income taxes																		(3,227)		96		97
Equity in affiliated companies’ net earnings (losses)																		(8,685)		(1,007)		2,886
Net (loss) income from continuing operations																		(12,236)		(1,285)		2,674
Net income (loss) from discontinued operations																		0		(23)		(16)
Net (loss) income																		(12,236)		(1,308)		2,658
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends																		0		0		0
Discontinued operations																		0		0		0
Net (loss) income attributable to common stockholders																		(12,236)		(1,308)		2,658
Other comprehensive income (loss)																		41		(139)		101
Total comprehensive (loss) income attributable to common stockholders																		(12,195)		(1,447)		2,759
Impairment of oil and gas properties																		0
Impairment of Oil and Gas Properties and Goodwill																				0
FM O&G LLC Guarantor [Member]
Condensed Comprehensive (Loss) Income Statements [Line Items]
Revenues																		613		2,356		1,177
Total costs and expenses																		5,150	[16]	3,498	[17]	1,065
Operating (loss) income																		(4,537)		(1,142)		112
Interest expense, net																		(8)		(139)		(129)
Net gain (loss) on early extinguishment of debt																				78		0
Gain on investment in McMoRan Exploration Co. (MMR)																						0
Other income (expense), net																		1		3		0
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings																		(4,544)		(1,200)		(17)
Benefit from (provision for) income taxes																		1,718		281		17
Equity in affiliated companies’ net earnings (losses)																		(9,976)		(3,429)		281
Net (loss) income from continuing operations																		(12,802)		(4,348)		281
Net income (loss) from discontinued operations																		0		0		0
Net (loss) income																		(12,802)		(4,348)		281
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends																		0		0		0
Discontinued operations																		0		0		0
Net (loss) income attributable to common stockholders																		(12,802)		(4,348)		281
Other comprehensive income (loss)																		0		0		0
Total comprehensive (loss) income attributable to common stockholders																		(12,802)		(4,348)		281
Impairment of oil and gas properties																		4,220
Impairment of Oil and Gas Properties and Goodwill																				1,922
Non-Guarantor Subsidiaries [Member]
Condensed Comprehensive (Loss) Income Statements [Line Items]
Revenues																		13,994		17,645		18,154
Total costs and expenses																		22,920	[16]	16,720	[17]	13,312
Operating (loss) income																		(8,926)		925		4,842
Interest expense, net																		(272)		(165)		(112)
Net gain (loss) on early extinguishment of debt																				0		10
Gain on investment in McMoRan Exploration Co. (MMR)																						0
Other income (expense), net																		(86)		36		(24)
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings																		(9,284)		796		4,716
Benefit from (provision for) income taxes																		3,469		(610)		(1,454)
Equity in affiliated companies’ net earnings (losses)																		(12,838)		(4,633)		268
Net (loss) income from continuing operations																		(18,653)		(4,447)		3,530
Net income (loss) from discontinued operations																		91		300		404
Net (loss) income																		(18,562)		(4,147)		3,934
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends																		(35)		(354)		(521)
Discontinued operations																		(79)		(165)		(185)
Net (loss) income attributable to common stockholders																		(18,676)		(4,666)		3,228
Other comprehensive income (loss)																		41		(139)		101
Total comprehensive (loss) income attributable to common stockholders																		(18,635)		(4,805)		3,329
Impairment of oil and gas properties																		8,862
Impairment of Oil and Gas Properties and Goodwill																				3,486
Consolidation, Eliminations [Member]
Condensed Comprehensive (Loss) Income Statements [Line Items]
Revenues																		0		0		0
Total costs and expenses																		(11)		22		0
Operating (loss) income																		11		(22)		0
Interest expense, net																		152		80		59
Net gain (loss) on early extinguishment of debt																				0		0
Gain on investment in McMoRan Exploration Co. (MMR)																						0
Other income (expense), net																		(139)		(80)		(59)
(Loss) income from continuing operations before income taxes and equity in affiliated companies' net (losses) earnings																		24		(22)		0
Benefit from (provision for) income taxes																		(9)		8		0
Equity in affiliated companies’ net earnings (losses)																		31,496		9,072		(3,432)
Net (loss) income from continuing operations																		31,511		9,058		(3,432)
Net income (loss) from discontinued operations																		0		0		0
Net (loss) income																		31,511		9,058		(3,432)
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends																		(33)		(44)		(77)
Discontinued operations																		0		0		0
Net (loss) income attributable to common stockholders																		31,478		9,014		(3,509)
Other comprehensive income (loss)																		(41)		139		(101)
Total comprehensive (loss) income attributable to common stockholders																		31,437		9,153		$ (3,610)
Impairment of oil and gas properties																		$ 62
Impairment of Oil and Gas Properties and Goodwill																				$ 46

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Revenues are attributed to countries based on the location of the customer.
[4]	Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.
[5]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[6]	Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.
[7]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[8]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[9]	Includes a net charge of $221 million related to the sale of the Candelaria and Ojos del Salado mines.
[10]	Includes charges related to changes in Chilean and Peruvian tax rules of $54 million and $24 million, respectively.
[11]	Includes a net tax benefit of $199 million as a result of the oil and gas acquisitions.
[12]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.
[13]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[14]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[15]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[16]	Includes charges totaling $4.2 billion at the FM O&G LLC guarantor and $8.9 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.
[17]	Includes impairment charges totaling $1.9 billion at the FM O&G LLC Guarantor and $3.5 billion at the non-guarantor subsidiaries related to ceiling test impairment charges for FCX's oil and gas properties pursuant to full cost accounting rules and a goodwill impairment charge.